Property, plant and equipment	12 Months Ended
Mar. 30, 2025
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Shop-in-shop fixtures	Furniture and fixtures	In progress	Total
Cost	$	$	$	$	$	$	$
April 2, 2023	32.0	15.3	151.4	11.4	39.8	46.5	296.4
Additions	0.2	1.9	11.5	0.2	3.7	42.9	60.4
Additions from business combinations (note 5)	2.4	0.1	0.1	—	—	—	2.6
Disposals	(0.1)	(0.3)	(6.4)	(1.0)	(1.1)	(0.1)	(9.0)
Transfers	2.9	4.4	70.4	(0.4)	7.7	(85.0)	—
Impact of foreign currency translation	(0.1)	(0.1)	(1.8)	0.1	(0.4)	(0.2)	(2.5)
March 31, 2024	37.3	21.3	225.2	10.3	49.7	4.1	347.9
Additions	0.2	0.2	5.4	0.1	1.4	21.8	29.1
Disposals	(0.1)	(0.2)	(3.1)	—	(0.4)	—	(3.8)
Transfers	0.5	1.2	11.5	—	1.3	(14.5)	—
Impact of foreign currency translation	0.5	0.6	7.9	0.3	2.0	0.5	11.8
March 30, 2025	38.4	23.1	246.9	10.7	54.0	11.9	385.0

	Plant equipment	Computer equipment	Leasehold improvements	Shop-in-shop fixtures	Furniture and fixtures	In progress	Total
Accumulated depreciation	$	$	$	$	$	$	$
April 2, 2023	15.3	12.1	76.1	8.7	28.2	—	140.4
Depreciation	3.7	3.4	30.2	1.2	6.9	—	45.4
Disposals	(0.1)	(0.2)	(6.4)	(1.0)	(1.0)	—	(8.7)
Impairment losses	—	—	0.2	—	—	—	0.2
Impact of foreign currency translation	—	—	(1.0)	—	(0.2)	—	(1.2)
March 31, 2024	18.9	15.3	99.1	8.9	33.9	—	176.1
Depreciation	4.0	3.5	28.5	0.8	5.7	—	42.5
Disposals	—	(0.2)	(2.8)	—	(0.3)	—	(3.3)
Impairment losses	—	—	1.3	—	—	—	1.3
Impact of foreign currency translation	0.4	0.4	4.0	0.4	1.6	—	6.8
March 30, 2025	23.3	19.0	130.1	10.1	40.9	—	223.4

Net book value
March 31, 2024	18.4	6.0	126.1	1.4	15.8	4.1	171.8
March 30, 2025	15.1	4.1	116.8	0.6	13.1	11.9	161.6
Impairment losses for the years ended March 30, 2025 and March 31, 2024 were booked within the DTC segment as part of SG&A expenses in the statements of income.